UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oppenheimer Asset Management Inc.
Address: 200 Park Avenue
         New York, NY  10166

13F File Number:  28-10748

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Deborah Kaback
Title:     Senior Vice President
Phone:     212.667.4395

Signature, Place, and Date of Signing:

     /s/  Deborah Kaback     New York, NY     May 02, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $12,277 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      239     8890 SH       DEFINED                     0        0     8890
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      904    14188 SH       DEFINED                     0        0    14188
AMPHENOL CORP NEW              CL A             032095101      540    14509 SH       DEFINED                     0        0    14509
BLACKROCK INC                  COM              09247X101      635     3109 SH       DEFINED                     0        0     3109
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209      280     5152 SH       DEFINED                     0        0     5152
CAMERON INTERNATIONAL CORP     COM              13342B105      392     9413 SH       DEFINED                     0        0     9413
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      384     9781 SH       DEFINED                     0        0     9781
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109      915    12198 SH       DEFINED                     0        0    12198
CSX CORP                       COM              126408103      796    14202 SH       DEFINED                     0        0    14202
DANAHER CORP DEL               COM              235851102      272     3573 SH       DEFINED                     0        0     3573
EXXON MOBIL CORP               COM              30231G102      830     9818 SH       DEFINED                     0        0     9818
FMC TECHNOLOGIES INC           COM              30249U101      348     6109 SH       DEFINED                     0        0     6109
GERDAU S A                     SPONSORED ADR    373737105      280     9163 SH       DEFINED                     0        0     9163
HEWLETT PACKARD CO             COM              428236103      321     7024 SH       DEFINED                     0        0     7024
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      321     2932 SH       DEFINED                     0        0     2932
MONSANTO CO NEW                COM              61166W101      405     3634 SH       DEFINED                     0        0     3634
MOSAIC CO                      COM              61945A107      520     5064 SH       DEFINED                     0        0     5064
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109      580    19416 SH       DEFINED                     0        0    19416
ORACLE CORP                    COM              68389X105      408    20834 SH       DEFINED                     0        0    20834
QIAGEN N V                     ORD              N72482107      208    10021 SH       DEFINED                     0        0    10021
SCHLUMBERGER LTD               COM              806857108      305     3503 SH       DEFINED                     0        0     3503
SPRINT NEXTEL CORP             COM SER 1        852061100       91    13558 SH       DEFINED                     0        0    13558
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      470    10167 SH       DEFINED                     0        0    10167
THERMO FISHER SCIENTIFIC INC   COM              883556102      706    12429 SH       DEFINED                     0        0    12429
XTO ENERGY INC                 COM              98385X106     1127    18222 SH       DEFINED                     0        0    18222